SEGMENTED INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Description of reportable segment	the Company operated as a single reportable segment consisting of its point-of-care business. This includes the HealthTab™ - Point of Care Business in Canada and the HealthTab UK - Point of Care Business in the United Kingdom.	the Company operated as a single reportable segment consisting of its point-of-care business. This includes the HealthTab™ - Point of Care Business in Canada and the HealthTab UK - Point of Care Business in the United Kingdom.	the Company operated as a single reportable segment consisting of its point-of-care business. This includes the HealthTab™ - Point of Care Business in Canada and the HealthTab UK - Point of Care Business in the United Kingdom.